Financial instruments - risk management (Details 1) - GBP (£) £ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
IfrsStatementLineItems [Line Items]
Equity settled derivative financial liability	£ 4,160	£ 85	£ 553
Level 3 of fair value hierarchy [member] | Black-Scholes option pricing model [member]
IfrsStatementLineItems [Line Items]
Equity settled derivative financial liability	£ 2,592
Valuation technique (s) and key input(s)	Black-Scholes Model		Black-Scholes option pricing model
Significant unobservable input(s)	Volatility rate of 90.0% determined using historical volatility of comparable companies.		Volatility rate of 85.0% determined using historical volatility of comparable companies.
Relationship of unobservable inputs to fair value	The higher the volatility the higher the fair value.		The higher the volatility the higher the fair value.
Significant unobservable input(s)	Expected life between a range of 0.1 and 0.98 years determined using the remaining life of the warrant.		Expected life between a range of 0.10 and 0.9 years determined using the remaining life of the warrant.
Relationship of unobservable inputs to fair value	The shorter the expected life the lower the fair value.		The shorter the expected life the lower the fair value.
Significant unobservable input(s)	Risk-free rate of 4.79% determined using the expected life assumptions.		Risk-free rate of 0.71% determined using the expected life assumptions.
Relationship of unobservable inputs to fair value	The higher the risk-free rate the higher the fair value.		The higher the risk-free rate the higher the fair value.
Level 3 of fair value hierarchy [member] | Black Scholes Option Pricing Model One [Member]
IfrsStatementLineItems [Line Items]
Equity settled derivative financial liability	£ 1,444
Valuation technique (s) and key input(s)	Black-Scholes Model
Significant unobservable input(s)	Volatility rate of 95.0% determined using historical volatility of comparable companies.
Relationship of unobservable inputs to fair value	The higher the volatility the higher the fair value.
Significant unobservable input(s)	Expected life between a range of 0.1 and 4.98 years determined using the remaining life of the warrant.
Relationship of unobservable inputs to fair value	The shorter the expected life the lower the fair value.
Significant unobservable input(s)	Risk-free rate of 3.84% determined using the expected life assumptions.
Relationship of unobservable inputs to fair value	The higher the risk-free rate the higher the fair value.
Level 3 of fair value hierarchy [member] | Black Scholes Option Pricing Model Two [Member]
IfrsStatementLineItems [Line Items]
Equity settled derivative financial liability	£ 124
Valuation technique (s) and key input(s)	Black-Scholes Model
Significant unobservable input(s)	Volatility rate of 95.0% determined using historical volatility of comparable companies.
Relationship of unobservable inputs to fair value	The higher the volatility the higher the fair value.
Significant unobservable input(s)	Expected life between a range of 0.1 and 4.40 years determined using the remaining life of the share options.
Relationship of unobservable inputs to fair value	The shorter the expected life the lower the fair value.
Significant unobservable input(s)	Risk-free rate of 3.93% determined using the expected life assumptions.
Relationship of unobservable inputs to fair value	The higher the risk-free rate the higher the fair value.
Level 3 of fair value hierarchy [member] | Black Scholes Option Pricing Model Three [Member]
IfrsStatementLineItems [Line Items]
Valuation technique (s) and key input(s)	Black-Scholes Model
Significant unobservable input(s)	Volatility rate of 100.0% determined using historical volatility of comparable companies.
Relationship of unobservable inputs to fair value	The higher the volatility the higher the fair value.
Significant unobservable input(s)	Expected life between a range of 0.1 and 1.88 years determined using the remaining life of the warrant.
Relationship of unobservable inputs to fair value	The shorter the expected life the lower the fair value.
Significant unobservable input(s)	Risk-free rate of 4.23% determined using the expected life assumptions.
Relationship of unobservable inputs to fair value	The higher the risk-free rate the higher the fair value.
Level 3 of fair value hierarchy [member] | Black Scholes Option Pricing Model Four [Member]
IfrsStatementLineItems [Line Items]
Valuation technique (s) and key input(s)	Black-Scholes Model
Significant unobservable input(s)	Volatility rate of 100.0% determined using historical volatility of comparable companies.
Relationship of unobservable inputs to fair value	The higher the volatility the higher the fair value.
Significant unobservable input(s)	Expected life between a range of 0.1 and 1.50 years determined using the remaining life of the warrant.
Relationship of unobservable inputs to fair value	The shorter the expected life the lower the fair value.
Significant unobservable input(s)	Risk-free rate of 4.51% determined using the expected life assumptions.
Relationship of unobservable inputs to fair value	The higher the risk-free rate the higher the fair value.
Level 3 of fair value hierarchy [member] | Monte Carlo simulation model [member]
IfrsStatementLineItems [Line Items]
Equity settled derivative financial liability		£ 48	£ 467
Valuation technique (s) and key input(s)		Monte Carlo simulation model	Monte Carlo simulation model
Significant unobservable input(s)		Volatility rate of 70.0% determined using historical volatility of comparable companies.	Volatility rate of 95.0% determined using historical volatility of comparable companies.
Relationship of unobservable inputs to fair value		The higher the volatility the higher the fair value.	The higher the volatility the higher the fair value.
Significant unobservable input(s)		Expected life between a range of 0.1 and 2.88 years determined using the remaining life of the warrant.	Expected life between a range of 0.1 and 3.88 years determined using the remaining life of the warrant.
Relationship of unobservable inputs to fair value		The shorter the expected life the lower the fair value.	The shorter the expected life the lower the fair value.
Significant unobservable input(s)		Risk-free rate of 4.22% determined using the expected life assumptions.	Risk-free rate of 0.31% determined using the expected life assumptions.
Relationship of unobservable inputs to fair value		The higher the risk-free rate the higher the fair value.	The higher the risk-free rate the higher the fair value.
Level 3 of fair value hierarchy [member] | Number of shares lapsed [Default Label]
IfrsStatementLineItems [Line Items]
Equity settled derivative financial liability		£ 37	£ 86
Valuation technique (s) and key input(s)		Monte Carlo simulation model	Monte Carlo simulation model
Significant unobservable input(s)		Volatility rate of 70.0% determined using historical volatility of comparable companies.	Volatility rate of 85.0% determined using historical volatility of comparable companies.
Relationship of unobservable inputs to fair value		The higher the volatility the higher the fair value.	The higher the volatility the higher the fair value.
Significant unobservable input(s)		Expected life between a range of 0.1 and 2.5 years determined using the remaining life of the warrant.	Expected life between a range of 0.1 and 3.5 years determined using the remaining life of the warrant.
Relationship of unobservable inputs to fair value		The shorter the expected life the lower the fair value.	The shorter the expected life the lower the fair value.
Significant unobservable input(s)		Risk-free rate of 4.32% determined using the expected life assumptions.	Risk-free rate of 0.71% determined using the expected life assumptions.
Relationship of unobservable inputs to fair value		The higher the risk-free rate the higher the fair value.	The higher the risk-free rate the higher the fair value.